LVIP Mondrian International Value Fund
Schedule of Investments
September 30, 2023 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.32%
Australia–1.52%
Aurizon Holdings Ltd.	6,894,206	$15,469,877
		15,469,877
Finland–0.45%
UPM-Kymmene Oyj	133,836	4,594,444
		4,594,444
France–8.97%
Bouygues SA	536,232	18,788,104
Cie de Saint-Gobain SA	242,005	14,553,306
Kering SA	61,140	27,918,133
Sanofi	279,944	30,035,119
		91,294,662
Germany–8.34%
Allianz SE	125,020	29,832,441
Continental AG	226,970	16,020,000
Evonik Industries AG	1,250,874	22,912,081
Heidelberg Materials AG	208,165	16,180,463
		84,944,985
Hong Kong–5.46%
CK Hutchison Holdings Ltd.	4,678,000	25,029,939
Jardine Matheson Holdings Ltd.	370,400	17,193,968
WH Group Ltd.	25,570,862	13,420,625
		55,644,532
Italy–7.14%
Enel SpA	5,177,726	31,859,561
Eni SpA	893,577	14,412,867
Snam SpA	5,612,466	26,399,388
		72,671,816
Japan–28.75%
FUJIFILM Holdings Corp.	416,400	24,124,673
Fujitsu Ltd.	236,800	27,888,651
Hitachi Ltd.	272,400	16,906,518
Honda Motor Co. Ltd.	1,993,800	22,440,923
Kao Corp.	216,200	8,030,823
Kyocera Corp.	341,600	17,342,875
MINEBEA MITSUMI, Inc.	728,700	11,905,253
Mitsubishi Electric Corp.	902,000	11,160,319
Nippon Telegraph & Telephone Corp.	12,630,800	14,926,387
Secom Co. Ltd.	263,600	17,886,135
Sekisui Chemical Co. Ltd.	973,600	14,026,772
Sony Group Corp.	362,700	29,707,227
Sumitomo Metal Mining Co. Ltd.	465,700	13,708,607
Takeda Pharmaceutical Co. Ltd.	842,900	26,177,054
Tokio Marine Holdings, Inc.	481,700	11,168,967
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Japan (continued)
Toyota Industries Corp.	321,000	$25,292,927
		292,694,111
Netherlands–3.03%
Koninklijke Philips NV	1,538,494	30,849,582
		30,849,582
Singapore–4.04%
Singapore Telecommunications Ltd.	6,464,600	11,444,281
United Overseas Bank Ltd.	1,423,681	29,681,718
		41,125,999
Spain–3.30%
Banco Santander SA	8,787,409	33,617,634
		33,617,634
Sweden–0.76%
Telia Co. AB	3,776,467	7,801,425
		7,801,425
Switzerland–2.96%
Novartis AG	293,574	30,106,289
		30,106,289
Taiwan–1.08%
Taiwan Semiconductor Manufacturing Co. Ltd.	674,000	10,990,401
		10,990,401
United Kingdom–23.52%
Associated British Foods PLC	850,662	21,463,620
BP PLC	4,014,862	26,030,803
GSK PLC	1,650,604	30,047,415
Imperial Brands PLC	1,310,119	26,646,596
Kingfisher PLC	6,343,409	17,282,511
Lloyds Banking Group PLC	54,891,649	29,716,052
Shell PLC	850,048	27,027,960
SSE PLC	882,856	17,342,478
Tesco PLC	7,234,527	23,320,527
WPP PLC	2,297,609	20,548,281
		239,426,243
Total Common Stock (Cost $933,811,633)		1,011,232,000

MONEY MARKET FUND–0.04%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 5.29%)	367,002	367,002
Total Money Market Fund (Cost $367,002)		367,002

LVIP Mondrian International Value Fund–1

LVIP Mondrian International Value Fund
Schedule of Investments (continued)

TOTAL INVESTMENTS–99.36% (Cost $934,178,635)	$1,011,599,002
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.64%	6,527,229
NET ASSETS APPLICABLE TO 64,965,673 SHARES OUTSTANDING–100.00%	$1,018,126,231
See accompanying notes.
LVIP Mondrian International Value Fund–2

LVIP Mondrian International Value Fund
Notes
September 30, 2023 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Mondrian International Value Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Mondrian International Value Fund–3

LVIP Mondrian International Value Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$15,469,877	$—	$—	$15,469,877
Finland	4,594,444	—	—	4,594,444
France	91,294,662	—	—	91,294,662
Germany	84,944,985	—	—	84,944,985
Hong Kong	55,644,532	—	—	55,644,532
Italy	72,671,816	—	—	72,671,816
Japan	292,694,111	—	—	292,694,111
Netherlands	30,849,582	—	—	30,849,582
Singapore	41,125,999	—	—	41,125,999
Spain	33,617,634	—	—	33,617,634
Sweden	7,801,425	—	—	7,801,425
Switzerland	30,106,289	—	—	30,106,289
Taiwan	—	10,990,401	—	10,990,401
United Kingdom	239,426,243	—	—	239,426,243
Money Market Fund	367,002	—	—	367,002
Total Investments	$1,000,608,601	$10,990,401	$—	$1,011,599,002
There were no Level 3 investments at the beginning or end of the period.
As a result of utilizing International fair value pricing at September 30, 2023, a portion of the Fund’s common stock investments was categorized as Level 2.
LVIP Mondrian International Value Fund–4